UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2012

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2011 (unaudited)

Nuance Concentrated Value Fund

Description	Shares	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 6.0%
Hasbro	13,590	$537,621
Lowe's	33,566	724,354
		1,261,975
Consumer Staples - 18.1%
General Mills	23,248	868,313
Kimberly-Clark	16,218	1,060,008
Procter & Gamble	15,345	943,564
Sysco	31,468	962,606
		3,834,491
Energy - 5.9%
Imperial Oil	18,740	825,122
Ultra Petroleum *	9,306	435,707
		1,260,829
Financials - 20.0%
Capitol Federal Financial	83,393	954,016
Chubb	17,585	1,098,711
Hudson City Bancorp	52,809	435,674
Northern Trust	32,098	1,441,361
ProAssurance *	4,530	315,514
		4,245,276
Healthcare - 16.2%
Johnson & Johnson	33,094	2,144,160
Patterson Companies	20,784	640,979
Stryker	11,845	643,657
		3,428,796
Industrials - 14.0%
	12,619	1,099,620
Kaydon	23,206	827,294
Republic Services	32,268	936,740
US Ecology	5,624	94,989
		2,958,643
Information Technology - 8.0%
Diebold	21,224	641,814
Synopsys *	13,162	315,493
Texas Instruments	24,460	727,685
		1,684,992
Utilities - 8.5%
Great Plains Energy	89,162	1,798,398
Total Common Stocks
(Cost $21,016,214)		20,473,400

SHORT-TERM INVESTMENT - 1.7%
Fidelity Institutional Money Market Portfolio, 0.12%
(Cost $367,858)	367,858	367,858

Total Investments - 98.4%
(Cost $21,384,072)		20,841,258
Other Assets and Liabilites, Net - 1.6%		338,794
Total Net Assets - 100.0%		$21,180,052
* Non-income producing security

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,473,400	$-	$-	$20,473,400
Short-Term Investment	367,858	-	-	367,858
Total Investments	$20,841,258	$-	$-	$20,841,258
Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

                                                                                                                           Nuance Concentrated
 Value Fund

Cost of investments                                                                                                 $21,384,072

Gross unrealized appreciation                                                                                         53,040
Gross unrealized depreciation                                                                                      (595,854)
Net unrealized appreciation / (depreciation)                                                         $   (542,814)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/  James R. Arnold
                                                  James R. Arnold, President

Date  September  27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  James R. Arnold
                                                    James R. Arnold, President

Date  September  27, 2011

By (Signature and Title)*  /s/  Brian R. Wiedmeyer
                                                     Brian R. Wiedmeyer, Treasurer

Date September  27, 2011